Condensed Consolidated Interim Statements of Financial Position (Unaudited) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 2,457,084	$ 7,894,781
Receivables	1,147,303	2,088,965
Inventory	1,841,464	1,055,942
Note receivable		169,300
Prepaids and Deposits	1,825,233	2,307,724
Total current assets	7,271,084	13,516,712
Equipment	684,486	404,691
Intangible assets	152,832	179,801
Investments	206,629	192,583
Right of use assets	822,889	344,746
TOTAL ASSETS	9,137,920	14,638,533
Current Liabilities
Trade payables and accrued liabilities	4,048,634	2,816,676
Customer deposits	48,954	194,758
Deferred income	55,666	63,690
Loans payable	85,404	81,512
Derivative liability		57,314
Lease liabilities	366,051	133,962
Total current liabilities	4,604,709	3,347,912
Non-current Liabilities
Deferred Income	82,134
Loans payable		5,059
Lease liabilities	523,953	244,681
TOTAL LIABILITIES	5,210,796	3,597,652
SHAREHOLDERS’ EQUITY
Share capital	95,519,636	83,600,089
Reserve – share-based payments	7,749,091	7,264,340
Accumulated deficit	(99,400,021)	(79,976,546)
Accumulated other comprehensive income (loss)	58,418	152,998
TOTAL SHAREHOLDERS’ EQUITY	3,927,124	11,040,881
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 9,137,920	$ 14,638,533